Pay vs Performance Disclosure	3 Months Ended	12 Months Ended					21 Months Ended
	Mar. 31, 2023	Dec. 31, 2024 USD ($) fFOPerShare	Dec. 31, 2023 USD ($) fFOPerShare	Dec. 31, 2022 USD ($) fFOPerShare	Dec. 31, 2021 USD ($) fFOPerShare	Dec. 31, 2020 USD ($) fFOPerShare	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Annual Total Compensation in Summary Compensation Table for PEO - Ms. Fischer(1)	Compensation Actually Paid to PEO - Ms. Fischer(1)(2)	Annual Total Compensation in Summary Compensation Table for PEO - Mr. Cramer(1)	Compensation Actually Paid to PEO - Mr. Cramer(1)(2)	Average Total Compensation in Summary Compensation Table for all other NEOs(3)	Average Compensation Actually Paid to all other NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands)	Core FFO per Share ($)
							TSR ($)	Peer Group TSR(4) ($)
2024	$—	$—	$4,799,956	$3,855,853	$2,262,171	$1,810,558	$142	$118	$183,270	$2.44
2023	1,569,866	2,084,658	2,718,619	3,379,441	1,668,256	1,972,260	195	144	236,988	2.69
2022	4,072,342	(1,339,137)	—	—	1,814,895	(292,349)	121	101	183,765	2.81
2021	3,175,600	8,792,514	—	—	1,485,900	3,904,865	221	134	146,935	2.26
2020	2,779,857	3,518,875	—	—	1,344,220	1,723,108	112	95	79,478	1.71

Company Selected Measure Name		Core FFO per share
Named Executive Officers, Footnote
(1)     Tamara D. Fischer served as our principal executive officer ("PEO") during 2020, 2021, 2022 and from January 1, 2023 to March 31, 2023. Mr. Cramer has served as our PEO since April 1, 2023.
		For each of 2020, 2021 and 2022, the NEOs included in this calculation are as follows: Mr. Nordhagen, Mr. Cramer and Mr. Togashi; for 2023, the NEOs included in this calculation are as follows: Mr. Togashi, Mr. Cowan, and Ms. Kenyon; and for 2024, the NEOs included in this calculation are as follows: Ms. Fischer, Mr. Togashi, Mr. Cowan, and Ms. Kenyon (collectively, as applicable, the "Other NEOs").
Peer Group Issuers, Footnote		The peer group utilized for the Peer Group TSR is the Nareit All Equity REIT Index.
Adjustment To PEO Compensation, Footnote

	2024
	PEO - Mr. Cramer	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$4,799,956	$2,262,171
Deduct grant date fair value of equity awards granted during the covered year-end	(3,620,006)	(1,576,899)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	3,016,290	1,321,008
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	(479,191)	(284,872)
Vesting date fair value of equity awards granted and vested in the covered year	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	(1,375)
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	138,804	90,525
Excess fair value for equity award modifications	—	—
Compensation Actually Paid	$3,855,853	$1,810,558

	2023
	PEO - Ms. Fischer	PEO - Mr. Cramer	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$1,569,866	$2,718,619	$1,668,256
Deduct grant date fair value of equity awards granted during the covered year-end	(900,000)	(1,700,000)	(1,025,000)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	1,195,511	2,258,084	1,261,519
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	50,172	20,190	11,122
Vesting date fair value of equity awards granted and vested in the covered year	—	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	4,715
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	169,109	82,548	51,648
Excess fair value for equity award modifications	—	—	—
Compensation Actually Paid	$2,084,658	$3,379,441	$1,972,260

	2022		2021		2020
	PEO	Other NEOs Average(3)	PEO	Other NEOs Average(3)	PEO	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$4,072,342	$1,814,895	$3,175,600	$1,485,900	$2,779,857	$1,344,220
Deduct grant date fair value of equity awards granted during the covered year-end	(2,200,000)	(700,000)	(1,640,000)	(600,000)	(1,440,000)	(586,667)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	777,127	254,876	3,713,064	1,358,563	1,777,195	744,398
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	(4,213,234)	(1,760,836)	3,406,516	1,597,746	275,654	137,285
Vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	—	—	—	—
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	224,628	98,716	137,334	62,656	126,169	83,872
Excess fair value for equity award modifications	—	—	—	—	—	—
Compensation Actually Paid	$(1,339,137)	$(292,349)	$8,792,514	$3,904,865	$3,518,875	$1,723,108

Non-PEO NEO Average Total Compensation Amount		$ 2,262,171	$ 1,668,256	$ 1,814,895	$ 1,485,900	$ 1,344,220
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,810,558	1,972,260	(292,349)	3,904,865	1,723,108
Adjustment to Non-PEO NEO Compensation Footnote

	2023
	PEO - Ms. Fischer	PEO - Mr. Cramer	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$1,569,866	$2,718,619	$1,668,256
Deduct grant date fair value of equity awards granted during the covered year-end	(900,000)	(1,700,000)	(1,025,000)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	1,195,511	2,258,084	1,261,519
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	50,172	20,190	11,122
Vesting date fair value of equity awards granted and vested in the covered year	—	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	4,715
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	169,109	82,548	51,648
Excess fair value for equity award modifications	—	—	—
Compensation Actually Paid	$2,084,658	$3,379,441	$1,972,260

	2022		2021		2020
	PEO	Other NEOs Average(3)	PEO	Other NEOs Average(3)	PEO	Other NEOs Average(3)
Annual Total Compensation for covered fiscal year in Summary Compensation Table	$4,072,342	$1,814,895	$3,175,600	$1,485,900	$2,779,857	$1,344,220
Deduct grant date fair value of equity awards granted during the covered year-end	(2,200,000)	(700,000)	(1,640,000)	(600,000)	(1,440,000)	(586,667)
Year-end fair value of awards granted in the covered year that were outstanding and unvested as of the covered year-end	777,127	254,876	3,713,064	1,358,563	1,777,195	744,398
Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the covered year-end	(4,213,234)	(1,760,836)	3,406,516	1,597,746	275,654	137,285
Vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—	—
Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	—	—	—	—
Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—	—
Dollar value of dividends/earnings paid on equity awards in the covered year	224,628	98,716	137,334	62,656	126,169	83,872
Excess fair value for equity award modifications	—	—	—	—	—	—
Compensation Actually Paid	$(1,339,137)	$(292,349)	$8,792,514	$3,904,865	$3,518,875	$1,723,108

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Set forth below is a list of the three most important financial performance measures used to link executive compensation actually paid to our NEOs during 2024 to Company performance.
•Core FFO per share
•Same Store NOI
		•the Company's TSR as compared to the MSCI US REIT Index and as compared to the Peer Group 3-Year Weighted Average TSR.
Total Shareholder Return Amount		$ 142	195	121	221	112
Peer Group Total Shareholder Return Amount		118	144	101	134	95
Net Income (Loss)		$ 183,270,000	$ 236,988,000	$ 183,765,000	$ 146,935,000	$ 79,478,000
Company Selected Measure Amount | fFOPerShare		2.44	2.69	2.81	2.26	1.71
PEO Name	Tamara D. Fischer			Tamara D. Fischer	Tamara D. Fischer	Tamara D. Fischer	Mr. Cramer
Additional 402(v) Disclosure	Calculated for 2020 through 2024 as set forth below. Fair value as referenced below is determined in accordance with ASC Topic 718 and, for performance-based awards, takes into account the probable outcome of the performance conditions as of the measurement date. For 2020 through 2023, the compensation actually paid to our PEO and Other NEOs has been modified with respect to performance-based awards to reflect the target level (instead of the maximum level) of those awards in order to better reflect the fair value of those awards as of the measurement date. For 2023, the compensation actually paid to our PEO and Other NEOs has been further modified to reflect the adjustment to the allocation of performance-based LTIP units between the MSCI Component and the Storage Peer Component that was set forth in the December 2023 amendments to the LTIP unit awards granted for the performance periods ending December 31, 2024 and December 31, 2025. For more information regarding those amendments, please see our Current Report on Form 8-K filed with the SEC on January 4, 2024.
Set forth below are charts showing the following relationships for each of 2020, 2021, 2022, 2023 and 2024. For 2023, the compensation actually paid to our PEO shown below consists of 25% of Ms. Fischer's 2023 compensation actually paid and 75% of Mr. Cramer's 2023 compensation actually paid, to reflect the change in our PEO that occurred on April 1, 2023.
•The relationship between our PEO and Other NEO compensation actually paid as compared to the Company's cumulative TSR and the Nareit All Equity REIT Index cumulative TSR, in each case as shown in the above table.
•The relationship between our PEO and Other NEO compensation actually paid as compared to the Company's net income.
•The relationship between our PEO and Other NEO compensation actually paid as compared to the Company's Core FFO per share.

Measure:: 1
Pay vs Performance Disclosure
Name		Core FFO per share
Measure:: 2
Pay vs Performance Disclosure
Name		Same Store NOI
Measure:: 3
Pay vs Performance Disclosure
Name		TSR
Cramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,799,956	$ 2,718,619
PEO Actually Paid Compensation Amount		3,855,853	3,379,441
Fischer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,569,866	$ 4,072,342	$ 3,175,600	$ 2,779,857
PEO Actually Paid Compensation Amount			2,084,658	(1,339,137)	8,792,514	3,518,875
PEO | Cramer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,620,006)	(1,700,000)
PEO | Cramer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,016,290	2,258,084
PEO | Cramer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(479,191)	20,190
PEO | Cramer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Cramer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Cramer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Cramer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		138,804	82,548
PEO | Fischer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(900,000)	(2,200,000)	(1,640,000)	(1,440,000)
PEO | Fischer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,195,511	777,127	3,713,064	1,777,195
PEO | Fischer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,172	(4,213,234)	3,406,516	275,654
PEO | Fischer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Fischer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Fischer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Fischer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			169,109	224,628	137,334	126,169
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,576,899)	(1,025,000)	(700,000)	(600,000)	(586,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,321,008	1,261,519	254,876	1,358,563	744,398
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(284,872)	11,122	(1,760,836)	1,597,746	137,285
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,375)	4,715	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 90,525	$ 51,648	$ 98,716	$ 62,656	$ 83,872